Emoluments of Directors and Supervisors	12 Months Ended
Dec. 31, 2017
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Emoluments of Directors and Supervisors
11	EMOLUMENTS OF DIRECTORS AND SUPERVISORS

Details of the emoluments of directors and supervisors for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017				2016	2015
Name	Fee for directors and supervisors	Salaries, allowances and other benefits	Contribution to retirement benefit scheme	Total	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Chairmen:
Mr. Wang Yilin(i)	—	—	—	—	—	—
Mr. Zhou Jiping(i)	—	—	—	—	—	—
Vice Chairmen:
Mr. Zhang Jianhua(ii)	—	—	—	—	—	—
Mr. Wang Dongjin(iii)	—	696	127	823	774	734

Executive directors:
Mr. Zhao Zhengzhang(iv)	—	118	41	159	759	671
Mr. Hou Qijun(iv)	—	572	76	648	—	—

Non-executive directors:
Mr. Yu Baocai	—	—	—	—	—	—
Mr. Shen Diancheng(vi)	—	—	—	—	—	—
Mr. Liu Yuezhen	—	—	—	—	—	—
Mr. Liu Hongbin(v)	—	—	—	—	679	699
Mr. Duan Liangwei(vi)	—	—	—	—	—	—
Mr. Qin Weizhong(vi)	—	—	—	—	—	—
Mr. Chen Zhiwu(vii)	—	—	—	—	234	220
Mr. Richard H. Matzke(vii)	—	—	—	—	241	230
Mr. Lin Boqiang	250	—	—	250	281	249
Mr. Zhang Biyi	250	—	—	250	278	252
Ms. Elsie Leung Oi-sie(vii)	220	—	—	220	—	—
Mr. Tokuchi Tatsuhito(vii)	226	—	—	226	—	—
Mr. Simon Henry(vii)	213	—	—	213	—	—

	1,159	—	—	1,159	1,713	1,650

Supervisors:
Mr. Xu Wenrong(viii)	—	—	—	—	—	—
Mr. Guo Jinping(viii)	—	—	—	—	—	—
Mr. Zhang Fengshan	—	—	—	—	—	—
Mr. Li Qingyi(viii)	—	—	—	—	—	—
Mr. Jia Yimin(viii)	—	—	—	—	—	—
Mr. Jiang Lifu	—	—	—	—	—	—
Mr. Lu Yaozhong(viii)	—	—	—	—	—	—
Mr. Wang Liang(x)	—	—	—	—	—	—
Mr. Yao Wei(ix)	—	—	—	—	469	796
Mr. Liu Hehe(ix)	—	—	—	—	352	724
Mr. Yang Hua (viii)	—	201	49	250	862	838
Mr. Fu Suotang(viii)	—	525	46	571	—	—
Mr. Li Jiamin	—	745	65	810	707	771
Mr. Liu Xianhua(ix)	—	671	62	733	528	—
Mr. Li Wendong(ix)	—	788	96	884	670	—

	—	2,930	318	3,248	3,588	3,129

	1,159	4,316	562	6,037	6,834	6,184

(i)	Mr. Wang Yilin was elected as the chairman from June 23, 2015, and Mr. Zhou Jiping ceased being the chairman from June 23, 2015.
(ii)	Mr. Zhang Jianhua was elected as the vice chairman and non-executive director from October 28, 2016.
(iii)	Mr. Wang Dongjin also serves as the president and executive director.
(iv)	Mr. Hou Qijun was elected as the vice president and executive director. Besides, Mr. Zhao Zhengzhang was elected as an executive director from June 23, 2015 and ceased being the executive director from June 8, 2017.
(v)	Mr. Liu Hongbin ceased being the vice chairman and was transferred from the executive director to the non-executive director from October 28, 2016, besides, received no emoluments from the Company since the next day.
(vi)	Mr. Shen Diancheng ceased being the non-executive director, and Mr. Duan Liangwei and Mr. Qin Weizhong were elected as the non-executive director from June 8, 2017.
(vii)	Ms. Elsie Leung Oi-sie, Mr. Tokuchi Tatsuhito and Mr. Simon Henry were elected as the independent non-executive directors, besides, Mr. Chen Zhiwu and Mr. Richard H. Matzke ceased being the independent non-executive directors from June 8, 2017.
(viii)	Mr. Xu Wenrong was elected as an non-executive director from May 25, 2016 and ceased being the non-executive from June 8, 2017. Mr. Xu Wenrong was elected as the Chairman of the Supervisory Committee and Mr. Lu Yaozhong was elected as the supervisor, besides, Mr. Guo Jinping, Mr. Li Qingyi and Mr. Jia Yimin ceased being the supervisors from June 8, 2017. Mr. Fu Suotang were elected as the staff supervisor, besides, Mr. Yang Hua ceased being the staff supervisor from June 8, 2017.
(ix)	Mr. Li Wendong and Mr. Liu Xianhua were elected as the staff supervisors, besides, Mr. Yao Wei and Mr. Liu Hehe ceased being the staff supervisors from May 17, 2016.
(x)	Mr. Wang Liang was elected as the supervisor from October 26, 2017.
(xi)	The emoluments received by the following person are not reflected in the analysis shown above:
Mr. Liao Yongyuan ceased being the non-executive director and vice chairman from March 17, 2015, and emoluments received from the Company during the year 2017, 2016 and 2015 were RMB nil, RMB nil, respectively.
(xii)	The deferred performance emoluments of RMB 1.64 which the company paid to the directors attributable to the year of 2013 to 2015 in accordance with the relevant regulations of the Chinese Government are not reflected in the 2016 annual remuneration shown above.
(xiii)	The emoluments above are all pre-tax amounts.

None of the directors and supervisors has waived their remuneration during the year ended December 31, 2017. (2016: None of the directors and supervisors has waived their remuneration during the year ended December 31, 2016. 2015: None of the directors and supervisors has waived their remuneration during the year ended December 31, 2015)

The five highest paid individuals in the Company for the year ended December 31, 2017 include two supervisors whose emoluments are reflected in the analysis shown above and the note; and three senior managements whose allowances and other benefits were RMB 0.823, RMB 0.823 and RMB 0.732, respectively, and whose contribution to retirement benefit scheme were RMB 0.127, RMB 0.127 and RMB 0.127 respectively.

The five highest paid individuals in the Company for the year ended December 31, 2016 include two supervisors whose emoluments are reflected in the analysis shown above and the note; and three senior managements whose allowances and other benefits were RMB 0.783, RMB 0.783 and RMB 0.775, respectively, and whose contribution to retirement benefit scheme were RMB 0.122, RMB 0.122 and RMB 0.108, respectively.

The five highest paid individuals in the Company for the year ended December 31, 2015 include three supervisors whose emoluments are reflected in the analysis shown above and the note; and two senior managements whose allowances and other benefits were RMB 0.780 and RMB 0.768, respectively, and whose contribution to retirement benefit scheme were RMB 0.130 and RMB 0.132, respectively.

During 2017, 2016 and 2015, the Company did not incur any severance payment to any director for loss of office or any payment as inducement to any director to join the Company.